Quarterly Financial Information	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

Note 16
Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)
			Net Income attributable to Verizon (1)
Quarter Ended	Operating Revenues	Operating Income	Amount	Per Share- Basic	Per Share- Diluted	Net Income
2017
March 31	$29,814	$7,181	$3,450	$0.85	$0.84	$3,553
June 30	30,548	8,232	4,362	1.07	1.07	4,478
September 30	31,717	7,208	3,620	0.89	0.89	3,736
December 31	33,955	4,793	18,669	4.57	4.56	18,783

2016
March 31	$32,171	$7,942	$4,310	$1.06	$1.06	$4,430
June 30	30,532	4,554	702	0.17	0.17	831
September 30	30,937	6,540	3,620	0.89	0.89	3,747
December 31	32,340	8,023	4,495	1.10	1.10	4,600

(1) Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.

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Results of operations for the first quarter of 2017 include after-tax charges attributable to Verizon of $0.5 billion related to early debt redemption costs, as well as after-tax credits attributable to Verizon of $0.1 billion related to a gain on spectrum license transactions.

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Results of operations for the second quarter of 2017 include after-tax charges attributable to Verizon of $0.1 billion related to severance, pension and benefit charges, and after-tax charges attributable to Verizon of $0.4 billion related to acquisition and integration related charges, as well as after-tax credits attributable to Verizon of $0.9 billion related to a net gain on sale of divested businesses.

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Results of operations for the third quarter of 2017 include after-tax charges attributable to Verizon of $0.3 billion related to early debt redemption costs and after-tax charges attributable to Verizon of $0.1 billion related to acquisition and integration related charges.

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Results of operations for the fourth quarter of 2017 include after-tax credits attributable to Verizon of $16.8 billion related to the impact of tax reform, after-tax charges attributable to Verizon of $0.7 billion related to severance, pension and benefit charges, after-tax charges attributable to Verizon of $0.5 billion related to product realignment costs, as well as after-tax charges attributable to Verizon of $0.4 billion related to early debt redemption costs. In addition, results of operations for the fourth quarter of 2017 include after-tax credits attributable to Verizon of $0.1 billion related to a gain on spectrum license transactions and after-tax charges attributable to Verizon of $0.1 billion related to acquisition and integration related charges.

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Results of operations for the first quarter of 2016 include after-tax charges attributable to Verizon of $0.1 billion related to a pension remeasurement, as well as after-tax credits attributable to Verizon of $0.1 billion related to a gain on spectrum license transactions.

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Results of operations for the second quarter of 2016 include after-tax charges attributable to Verizon of $2.2 billion related to pension and benefit remeasurements and after-tax charges attributable to Verizon of $1.1 billion related to early debt redemption costs, as well as after-tax credits attributable to Verizon of $0.1 billion related to a gain on the Access Line Sale.

•	Results of operations for the third quarter of 2016 include after-tax charges attributable to Verizon of $0.5 billion related to a pension remeasurement and severance costs.

•	Results of operations for the fourth quarter of 2016 include after-tax credits attributable to Verizon of $1.0 billion related to severance, pension and benefit credits.